Divestment of subsidiaries and deconsolidation of Yang Infinity (Detail)						12 Months Ended
	Sep. 02, 2021	Mar. 22, 2021	Oct. 28, 2020 USD ($)	Jul. 09, 2020 USD ($)	Apr. 27, 2020 USD ($)	Dec. 31, 2021 USD ($)	Oct. 28, 2020 CNY (¥)	Jul. 09, 2020 CNY (¥)	Apr. 27, 2020 CNY (¥)
Xianggui (Shanghai) Biotechnology Co., Ltd.
Income Statement Balance Sheet And Additional Disclosures By Disposal Groups Including Discontinued Operations [Line Items]
Consideration for transfer of equity interests | ¥									¥ 3,400,000
Xianggui (Shanghai) Biotechnology Co., Ltd. | Disposal Group, Disposed of by Sale, Not Discontinued Operations
Income Statement Balance Sheet And Additional Disclosures By Disposal Groups Including Discontinued Operations [Line Items]
Percentage of exchange equity interests					60.00%
Consideration for transfer of equity interests					$ 521,000				¥ 3,400,000
Yang Infinity Shanghai Biotechnology Co., Limited ("Yang or Yang VIE")
Income Statement Balance Sheet And Additional Disclosures By Disposal Groups Including Discontinued Operations [Line Items]
Percentage of exchange equity interests					100.00%
Yang VIE and Xianggui | Disposal Group, Disposed of by Sale, Not Discontinued Operations
Income Statement Balance Sheet And Additional Disclosures By Disposal Groups Including Discontinued Operations [Line Items]
Gain (loss) on disposal						$ 200,322
Gain on disposal						$ 200,322
Disposal Group, Not Discontinued Operation, Gain (Loss) on Disposal, Statement of Income [Extensible List]						Additional paid in capital
Percentage of net assets						60.00%
Net assets, amount						$ 285,455
Total consideration						480,885
Exchange rate effect						4,892
Shanghai Jieshi Technology Co.,Limited | Disposal Group, Disposed of by Sale, Not Discontinued Operations
Income Statement Balance Sheet And Additional Disclosures By Disposal Groups Including Discontinued Operations [Line Items]
Percentage of exchange equity interests				100.00%
Gain (loss) on disposal						1,400,000
Consideration for transfer of equity interests				$ 200,000				¥ 1,000,000
Gain on disposal						1,400,000
Disposal Group Including Discontinued Operation Assets Liabilities Net						$ 1,200,000
Disposal Group, Not Discontinued Operation, Gain (Loss) on Disposal, Statement of Income [Extensible List]						Additional paid in capital
Total consideration						$ 142,684
Exchange rate effect						22,313
Net deficiency						1,200,000
Shanghai Juyi Information Technology Co., Ltd. | Disposal Group, Disposed of by Sale, Not Discontinued Operations
Income Statement Balance Sheet And Additional Disclosures By Disposal Groups Including Discontinued Operations [Line Items]
Percentage of exchange equity interests	90.00%
Gain (loss) on disposal						37,000
Gain on disposal						37,000
Disposal Group Including Discontinued Operation Assets Liabilities Net						41,373
Total consideration						0
Net deficiency						41,373
Shanghai Juyi Information Technology Co., Ltd. | Daniel Wang | Disposal Group, Disposed of by Sale, Not Discontinued Operations
Income Statement Balance Sheet And Additional Disclosures By Disposal Groups Including Discontinued Operations [Line Items]
Percentage of exchange equity interests	70.00%
Shanghai Juyi Information Technology Co., Ltd. | Wang Wei | Disposal Group, Disposed of by Sale, Not Discontinued Operations
Income Statement Balance Sheet And Additional Disclosures By Disposal Groups Including Discontinued Operations [Line Items]
Percentage of exchange equity interests	20.00%
Shanghai Hengshoutang Health Technology Co., Limited | Disposal Group, Disposed of by Sale, Not Discontinued Operations
Income Statement Balance Sheet And Additional Disclosures By Disposal Groups Including Discontinued Operations [Line Items]
Percentage of exchange equity interests			70.00%
Gain (loss) on disposal						340,445
Consideration for transfer of equity interests			$ 800,000				¥ 5,000,000.0
Gain on disposal						$ 340,445
Disposal Group, Not Discontinued Operation, Gain (Loss) on Disposal, Statement of Income [Extensible List]						Additional paid in capital
Percentage of net assets						70.00%
Net assets, amount						$ 411,138
Total consideration						77,000
Exchange rate effect						7,480
Net against payable, amount						700,000
Consideration amount						744,103
Shanghai Boyi Information Technology Company Limited | Disposal Group, Disposed of by Sale, Not Discontinued Operations
Income Statement Balance Sheet And Additional Disclosures By Disposal Groups Including Discontinued Operations [Line Items]
Percentage of exchange equity interests		51.00%
Gain (loss) on disposal						1,490
Gain on disposal						1,490
Disposal Group Including Discontinued Operation Assets Liabilities Net						1,430
Total consideration						0.3
Net deficiency						$ 1,430
Shanghai Boyi Information Technology Company Limited | Disposal Group, Disposed of by Sale, Not Discontinued Operations | Shanghai ECMOHO Health Biotechnology Co. Limited ("ECMOHO Shanghai")
Income Statement Balance Sheet And Additional Disclosures By Disposal Groups Including Discontinued Operations [Line Items]
Percentage of exchange equity interests		51.00%